THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

May 31, 2012

EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re: Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Sir or Madam:

We are enclosing Post-Effective Amendment No. 240 to the registration statement on Form N-1A of Unified Series Trust in respect of its series, the Crawford Dividend Fund (the “Fund”).

The Fund’s adviser has requested that we revise the Fund’s investment objective and principal investment strategies to more closely align the prospectus disclosures with the adviser’s dividend growth equity strategy, which focuses on long-term capital appreciation with lower than market risk, as measured by standard deviation. Please note that there are no changes to the Fund’s SEC Name Rule. The Fund continues to invest at least 80% of its net assets in equity securities of dividend-paying companies.

We respectfully request that the SEC Staff selectively review only those sections of the Prospectus and SAI as set forth below. We hereby affirm to the Staff that all other sections in the Fund’s Prospectus and SAI are the same in all material respects as the standard provisions included in numerous filings, which previously have been reviewed by the Staff.

PROSPECTUS - SUMMARY SECTION
Principal Investment Strategies
Principal Risks

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

Please contact me at (314) 552-6295 with any questions or comments.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Dee Anne Sjögren